Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	$ 12,039	$ 1,359
Weighted average pay rate on interest-rate swaps	4.66%	3.12%
Weighted average receive rate on interest-rate swaps	4.63%	2.49%
Weighted average maturity (years)	7 years 3 months 18 days	2 years
Fair value of interest-rate swaps	$ (12)	$ (17)
Yield Maintenance Provisions [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of yield maintenance provisions	$ 12	$ 17